Organization and Nature of Operations	12 Months Ended
Dec. 31, 2014
Organization and Nature of Operations
Organization and Nature of Operations

1. Organization and Nature of Operations

(a) The Group

NetEase.com, Inc. was incorporated in the Cayman Islands on July 6, 1999 and changed its name to “NetEase, Inc.” (the “Company”)  with effect from March 29, 2012. The Company has been listed on the Nasdaq National Market (now the Nasdaq Global Select Market) in the United States of America since July 2000. As of December 31, 2014, the Company has wholly-owned and majority-owned subsidiaries incorporated in countries and jurisdictions including the People’s Republic of China (“PRC”), Hong Kong, the United States of America (“USA”), Cayman Islands and British Virgin Islands (“BVI”). As of December 31, 2014, the Company also effectively controls a number of variable interest entities (“VIEs”) for which the Company is the primary beneficiary. The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group” or the “Company”. The major subsidiaries and VIEs through which the Company conducts its business operations as of December 31, 2014 are described below:

Place and year of
Major Subsidiaries	Incorporation
NetEase Information Technology (Beijing) Co., Ltd. (“NetEase Beijing”)	Beijing, China 1999

Guangzhou Boguan Telecommunication Technology Co., Ltd. (“Boguan”)	Guangzhou, China 2003

NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China 2006

NetEase (Hangzhou) Network Co., Ltd. (“NetEase Hangzhou”)	Hangzhou, China 2006

Hangzhou Langhe Technology Co., Ltd. (“Hangzhou Langhe”)	Hangzhou, China 2009

Lede Technology Co., Ltd. (“Lede Technology”)	Hangzhou, China 2011

NetEase Media Technology (Beijing) Co., Ltd.(“Media Beijing”)	Beijing, China 2012

Major VIEs	Place and year of Incorporation
Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”)	Guangzhou, China 1997

Beijing Guangyitong Advertising Co., Ltd. (“Guangyitong Advertising”)	Beijing, China 1999

Shanghai EaseNet Network Technology Co., Ltd. (“Shanghai EaseNet”)	Shanghai, China 2008

StormNet Information Technology (Hong Kong) Limited (“StormNet IT HK”)	Hong Kong, China 2008

StormNet Information Technology (Shanghai) Co., Ltd. (“StormNet IT SH”)	Shanghai, China 2008

Hangzhou NetEase Leihuo Network Co., Ltd. (“HZ Leihuo”)	Hangzhou, China 2009

Wangyibao Co., Ltd. (“Wangyibao Company”)	Hangzhou, China 2010

Guangzhou NetEase, one principal VIE of the Company, was incorporated in June 1997 in China and owned by William Lei Ding, the Company’s Chief Executive Officer, director and major shareholder, and another Chinese employee of the Company. It is responsible for providing online games, e-mail and other value-added telecommunication services.

Guangyitong Advertising, owned by Guangzhou NetEase and William Lei Ding, was incorporated in November 1999 in China. Guangyitong Advertising operates the Company’s portal business.

HZ Leihuo was incorporated in April 2009 in China by two Chinese employees of the Company and currently operates the Company’s mobile game business.

Wangyibao Company was incorporated in July 2010 in China as a wholly-owned subsidiary of Guangzhou NetEase for the purpose of operating the Wangyibao online payment platform of the Company to facilitate e-payments by online game or other services customers to the Company.

In addition, Shanghai EaseNet is a PRC company owned by William Lei Ding, and has contractual arrangements with the joint venture established between, and owned equally by, Blizzard Entertainment, Inc. (“Blizzard”) and the Company, and with the Company. The joint venture was established concurrently with the licensing of certain online games in August 2008 and provides technical services to Shanghai EaseNet. The joint venture currently consists of two companies, StormNet IT HK and its wholly-owned subsidiary StormNet IT SH.

The following combined financial information of the Group’s VIEs was included in the accompanying consolidated financial statements of the Group as follows:

	December 31,	December 31,
	2013	2014
	RMB	RMB

Total assets	2,616,962	3,449,055
Total liabilities	2,624,377	3,304,133

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Net revenues	8,264,780	9,263,978	11,293,218
Net (loss)/income	(134,519)	(29,335)	139,560

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Net cash provided by operating activities	180,462	143,403	368,209
Net cash used in investing activities	(173,649)	(220,809)	(148,982)
Net cash (used in)/provided by financing activities	(227,452)	(9,697)	2,508

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs, except for the registered capital of the VIEs and certain non-distributable statutory reserves amounting to approximately RMB199.1 million and RMB13.2 million, respectively as of December 31, 2014.  As the respective VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs.

Currently, there are certain contractual arrangements between the Company and several of its VIEs which require the Company to provide additional financial support or guarantees to its VIEs, where necessary. Please see Note 1(b) for additional information.

There is no entity in the Company’s group for which the Company has a variable interest but is not the primary beneficiary as of December 31, 2014.

(b) Nature of operations

The Group generates revenues from providing online game services and advertising services on the NetEase websites, and from e-mail, e-commerce and other services. Substantially all of the Company’s revenues are generated through its VIEs.

The industry in which the Group operates is subject to a number of industry-specific risk factors, including, but not limited to, rapidly changing technologies; government regulations of the Internet and online game industry in China; significant numbers of new entrants; dependence on key individuals; competition of similar services from larger companies; customer preferences; and the need for the continued successful development, marketing and selling of its services.

VIE Arrangements with Guangzhou NetEase, Guangyitong Advertising,  HZ Leihuo, and Shanghai EaseNet

The Group conducts its business mainly in China. The Chinese government regulates Internet access, telecommunications services, the distribution of news and other information and the provision of commerce through strict business licensing requirements and other governmental regulations, which include, among others, those restricting foreign ownership in Chinese companies providing Internet advertising and other Internet or telecommunications value-added services. To comply with the existing Chinese laws and regulations, the Company and certain of its subsidiaries have entered into a series of contractual arrangements with its principal VIEs with respect to the operation of the NetEase websites, operation of self-developed and licensed online and mobile games, Internet content and wireless value-added services, as well as the provision of advertising services.  Our VIEs include:

(1)

Guangzhou NetEase (owned by William Lei Ding or Mr. Ding, the Company’s Chief Executive Office, director and principal shareholder, and one Chinese employee of the Company,(together referred as “the VIE shareholders”)*),

(2)	Guangyitong Advertising (owned by Mr. Ding and Guangzhou NetEase*),
(3)	HZ Leihuo (owned by two employees of the Company), and
(4)	Shanghai EaseNet (owned by Mr. Ding).

Based on the agreements with these VIEs, the Company’s subsidiaries NetEase Beijing, Media Beijing, Boguan and NetEase Hangzhou provided technical consulting and related services to these VIEs. In 2012, these agreements were replaced with the following new cooperative agreements to reflect a change in the tax rules in China which resulted in the Company’s business in China becoming subject to a value-added tax instead of a business tax. The principal agreements that transfer economic benefits of Guangzhou NetEase and Guangyitong Advertising to the Company and its subsidiaries are:

• Cooperative agreements with Guangzhou NetEase — under these agreements, the Company’s subsidiaries NetEase Beijing, Boguan and NetEase Hangzhou provide various technical consulting and related services to Guangzhou NetEase in exchange for substantially all of Guangzhou NetEase’s net profits.

• Cooperative agreements with Guangyitong Advertising — under these agreements, NetEase Beijing from 2012 until October 2013, and Media Beijing from October 2013 onwards, provide various technical consulting and related services in exchange for substantially all of Guangyitong Advertising’s profits.

Each cooperative agreement will remain in effect indefinitely unless any one of the contract parties objects or otherwise required by law.

The principal agreements that provide the Company and its subsidiaries effective control over Guangzhou NetEase and Guangyitong Advertising are:

• Operating Agreement among NetEase Beijing, Guangyitong Advertising and the VIE shareholders of Guangyitong Advertising. To ensure the successful performance of the various agreements between the parties, Guangyitong Advertising and the VIE shareholders have agreed that they will not enter into any transaction, or fail to take any action, that would substantially affect the assets, liabilities, equity or operations of Guangyitong Advertising without the prior written consent of NetEase Beijing. NetEase Beijing has also agreed that it will provide performance guarantees and guarantee loans for working capital purposes to the extent required by Guangyitong Advertising for its operations. The term of this agreement is 20 years from February 3, 2000.

• Shareholder Voting Rights Trust Agreement among the VIE shareholders and NetEase Beijing. William Lei Ding irrevocably appoints NetEase Beijing to represent him to exercise all the voting rights to which he is entitled as a shareholder of Guangyitong Advertising and the VIE shareholders agree to cause Guangzhou NetEase to irrevocably appoint NetEase Beijing to represent Guangzhou NetEase to exercise all voting rights. NetEase Beijing has also agreed that it will provide performance guarantees and guarantee loans for working capital purposes to the extent required by Guangyitong Advertising for its operations. The term of this agreement was 10 years from May 12, 2000, which was extended on June 10, 2011 with a term of 20 years from May 12, 2010.

• Letter of Agreement. Each of VIE shareholder have agreed that any amendments to be made to the agreements to which Guangzhou NetEase, Guangyitong Advertising and/or the VIE shareholders are parties, shall be subject to the approval by the vote of a majority of the Board of the Company, excluding the vote of William Lei Ding. The VIE shareholders have also agreed that, if any amendments to the above mentioned agreements require a vote of the shareholders of NetEase, Guangzhou NetEase or Guangyitong Advertising, as applicable, both of them will vote in their capacity as direct or indirect shareholders of these companies to act based upon the instructions of the Company’s Board. The term of this agreement is 20 years from June 6, 2000.

• Other Governance Arrangements.  The parties have agreed that upon NetEase Beijing’s determination and at any time when NetEase Beijing is able to obtain approval to invest in and operate all or any part of Guangyitong Advertising or Guangzhou NetEase, NetEase Beijing may acquire all or any part of the assets or equity interests of Guangyitong Advertising or Guangzhou NetEase, to the extent permitted by Chinese law.  In addition, the ultimate shareholders of Guangyitong Advertising have agreed that upon instruction from NetEase Beijing, they will appoint or terminate Guangyitong Advertising’s board members, General Manager, Chief Financial Officer and other senior officers.

* In May 2014, NetEase Beijing caused the 10.0% interest in Guangzhou NetEase held by Bo Ding to be transferred to William Lei Ding (9%) and one Chinese employee of the Company (1%).  As a result of this transfer, William Lei Ding and that employee of the Company own 99.0% and 1.0% of the equity interest in Guangzhou NetEase, respectively. Concurrently, Bo Ding transferred the 20.0% equity interest in Guangyitong Advertising held by him to William Lei Ding.

The principal agreements that provide the Company and its subsidiaries effective control over HZ Leihuo are:

• Operating Agreement among NetEase Hangzhou, HZ Leihuo and the VIE shareholders of HZ Leihuo. To ensure the successful performance of the various agreements between the parties, HZ Leihuo and its VIE shareholders have agreed that, except for transactions in the ordinary course of business, HZ Leihuo will not enter into any transaction that would materially affect the assets, liabilities, rights or operations of HZ Leihuo without the prior written consent of NetEase Hangzhou.  NetEase Hangzhou has also agreed that it will provide performance guarantees and, at NetEase Hangzhou’s discretion, guarantee loans for working capital purposes to the extent required by HZ Leihuo for its operations.  Furthermore, the VIE shareholders of HZ Leihuo have agreed that, upon instruction from NetEase Hangzhou, they will appoint HZ Leihuo’s board members, president, chief financial officer and other senior executive officers.  The term of this agreement is 20 years from April 15, 2009 and can be extended with the written consent of NetEase Hangzhou.

• Cooperation Agreement between NetEase Hangzhou and HZ Leihuo.  Under this agreement, starting from January 1, 2010, NetEase Hangzhou agreed to provide various technical consulting and related services to HZ Leihuo in exchange for a monthly service fee paid by HZ Leihuo. The agreement will continue to be effective unless it is terminated by written notice of NetEase Hangzhou or, in case of a material breach of the agreement, it is terminated by written notice of the non-breaching party.

• Proxy Agreements between NetEase Hangzhou and the VIE shareholders of HZ Leihuo.  Each of the VIE shareholders of HZ Leihuo has agreed to irrevocably entrust a person designated by NetEase Hangzhou to represent him to exercise all the voting rights and other shareholders’ rights to which he is entitled as a shareholder of HZ Leihuo. The term of each proxy agreement is 20 years from April 15, 2009 and may be extended with the mutual agreement of both parties.

• Exclusive Purchase Option Agreements among NetEase Hangzhou, HZ Leihuo and the VIE shareholders of HZ Leihuo.  Each of VIE shareholders of HZ Leihuo has granted NetEase Hangzhou an option to purchase all or a portion of his equity interest in HZ Leihuo at a price equal to the original paid-in capital paid by the ultimate shareholder.   In addition, HZ Leihuo has granted NetEase Hangzhou an option to purchase all or a portion of the assets held by HZ Leihuo or its subsidiaries at a price equal to the net book value of such assets.  Each of HZ Leihuo and the VIE shareholders of HZ Leihuo agrees not to transfer, mortgage or permit any security interest to be created on any equity interest in or assets of HZ Leihuo without the prior written consent of NetEase Hangzhou.  The term of each Exclusive Purchase Option Agreement is 20 years from April 15, 2009 and can be extended with the written consent of NetEase Hangzhou.

The Joint Venture

In addition to the foregoing, in connection with the licensing of certain online games by Blizzard to Shanghai EaseNet for operation in the PRC, there are certain contractual arrangements among Shanghai EaseNet, the joint venture established between Blizzard and the Company, and the Company.

StormNet IT HK, StormNet IT SH and Shanghai EaseNet (collectively referred to as the “JV Group”) are variable interest entities as equity investment at risk is not sufficient to permit the JV Group to finance its activities without additional subordinated financial support provided by any parties.  Due to the restriction on the disposition of their respective shares in the joint venture, Blizzard and NetEase are considered related parties for purposes of identifying which party is the primary beneficiary under ASC 810.  Since the aggregate variable interests held by Blizzard and NetEase would, if held by a single party, identify that party as the primary beneficiary, either Blizzard or NetEase will be the primary beneficiary. Based on the assessment of all relevant facts and circumstances, the Company determined that NetEase is most closely associated with the JV Group and therefore is the primary beneficiary.  As a result, the JV Group’s results of operations, assets and liabilities have been included in the Company’s consolidated financial statements.

The Company conducts substantially all of its business through the various VIEs discussed above and their subsidiaries, and therefore these companies directly affect the Company’s financial performance and cash flows.  As discussed below, if the Chinese government determines the VIE agreements do not comply with applicable laws and regulations and requires the Company to restructure its operations entirely or discontinue all or any portion of its business, or if the uncertainties in the PRC legal system limit the Group’s ability to enforce these contractual agreements, the Group’s business operations will be significantly disrupted and the Group might be unable to consolidate these companies in the future.  In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with its VIEs is remote.

Risks related to the VIE arrangements

The Company believes that its contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable.  The major shareholder of Guangzhou NetEase, which is in turn the major shareholder of Guangyitong Advertising, Wangyibao Company and Youdao Computer, and of Shanghai EaseNet is the largest shareholder of the Company.  He therefore has no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if Mr. Ding were to reduce his interest in the Company, his interests may diverge from that of the Company and that may potentially increase the risk that he would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. If the VIEs or their respective shareholder fail to perform their respective obligations under the current contractual arrangements, the Company may have to incur substantial costs and expend significant resources to enforce those arrangements and rely on legal remedies under Chinese laws. The Chinese laws, rules and regulations are relatively new, and because of the limited volume of published decisions and their non-binding nature, the interpretation and enforcement of these laws, rules and regulations involve substantial uncertainties. These uncertainties may impede the ability of the Company to enforce these contractual arrangements, or suffer significant delay or other obstacles in the process of enforcing these contractual arrangements and materially and adversely affect the results of operations and the financial position of the Company.

In addition, many Chinese regulations are subject to extensive interpretive powers of governmental agencies and commissions, and there are substantial uncertainties regarding the interpretation and application of current and future Chinese laws and regulations.  Accordingly, the Company cannot be assured that Chinese regulatory authorities will not ultimately take a contrary view to its belief and will not take action to prohibit or restrict its business activities.  The relevant regulatory authorities would have broad discretion in dealing with any deemed violations which may adversely impact the financial statements, operations and cash flows of the Company (including the restriction on the Company to carry out the business). It is unclear, however, how such restructuring could impact the Company’s business and operating results, as the Chinese government has not yet found any such contractual arrangements non-compliant. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could potentially:

•	revoke the Group’s business and operating licenses;
•	require the Group to discontinue or restrict operations;
•	restrict the Group’s right to collect revenues;
•	block the Group’s websites;
•

require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or
•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, its subsidiaries or the VIEs.